FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Categories of the financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	$ 61,741	$ 60,732
Lease liabilities
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	212,626	202,945
Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	61,741	60,732
Financial assets at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	$ 296,828	$ 198,262